The Groups business and general information (Details Narrative) $ in Millions, $ in Billions	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 ARS ($)	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2009	Dec. 31, 2002
Shares capital
Statement [Line Items]
Proportion of ownership interest					55.64%	19.85%
Argentina Bottom [Member]
Statement [Line Items]
Official exchange rate		$ 1,000
Beef export duties	6.75%	6.75%
Argentina Top [Member]
Statement [Line Items]
Official exchange rate		$ 1,400
Beef export duties	9.00%	9.00%
BHSA [Member] | Operation Center in Argentina [Member]
Statement [Line Items]
Proportion of ownership interest				29.12%
Argentina [Member]
Statement [Line Items]
Description of economic environment			the Argentine economy showed a recovery after the contraction of the first half, with a year-on-year growth of 6.6% in the Monthly Economic Activity Estimator (EMAE)	Inflation: Between July 1, 2024, and June 30, 2025, accumulated inflation, measured by the Consumer Price Index (CPI), reached 39.4%. In the last months of the first half of 2025, the inflation rate showed a downward trend in a context of exchange rate regime flexibility. According to the Market Expectations Survey (REM), annual inflation projected for December 2025 is estimated at 27.3%
Description of exchange rate				Over the same period, and following the signing of a new agreement with the International Monetary Fund (IMF) in April 2025, the previous scheme of gradual monthly exchange rate adjustments (crawling peg) of 1% was replaced by a managed float within bands. The Argentine peso depreciated against the US dollar, moving from an exchange rate of ARS 912 per dollar at the beginning of the fiscal year to ARS 1,205 per dollar at year-end
Description of fiscal surplus	In the first half of 2025, the national public sector recorded a fiscal surplus equivalent to 0.4% of GDP, associated with the adjustment measures implemented during 2024 to balance public accounts, reduce monetary financing needs, and contain inflation	In the first half of 2025, the national public sector recorded a fiscal surplus equivalent to 0.4% of GDP, associated with the adjustment measures implemented during 2024 to balance public accounts, reduce monetary financing needs, and contain inflation
Proceeds from IMF	$ 20